Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 18. Fair Value Measurements
The Public Warrants were classified as Level 1 financial instruments. The fair value of Public Warrants was measured based on the listed market price of such warrants.
The Private Placement Warrants were classified as Level 3 financial instruments. The Company estimated the fair value of the Private Placement Warrants using a Black Scholes Pricing Model. Inherent in a Black Scholes Pricing Model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimated the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matched the expected remaining life of the warrants. The risk-free interest rate was based on the US Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants was assumed to be equivalent to their remaining contractual term. The dividend rate was based on the historical rate, which the Company anticipated remaining at zero.

The change in the fair value of the derivative warrant liabilities is summarized as follows (in thousands):

Public Warrants
Derivative warrant liabilities at December 31, 2021	$16,794
Change in fair value	(10,132)
Foreign currency translation adjustments	260

Derivative warrant liabilities at December 31, 2022	$6,922
Change in fair value	534
Exercise of warrants	(7,438)
Foreign currency translation adjustments	(18)

Derivative warrant liabilities at December 31, 2023	$—

Contingent consideration are classified as Level 3 financial instruments. The fair value of contingent consideration is determined based on significant unobservable inputs including discount rate, estimated revenue of the acquired business, and estimated probabilities of achieving specified technology development and operational milestones. Significant judgment is employed in determining the appropriateness of the inputs described above. Changes to the inputs could have a material impact on the company’s financial position and results of operations in any given period.
With respect to the contingent consideration obligation arising from the acquisition of Photospire Limited (“Spirable”), the Company estimates the fair value at each subsequent reporting period using a probability weighted discounted cash flow model for contingent milestone payments and Monte Carlo simulation for contingent revenue payments.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent Consideration	$—	$—	$4,854	$4,854

Total liabilities	$—	$—	$4,854	$4,854

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$6,922	$—	$—	$6,922
Contingent Consideration	—	5,990	4,739	10,729

Total liabilities	$6,922	$5,990	$4,739	$17,651

The change in the fair value of the contingent consideration is summarized as follows (in thousands):

	2023	2022
Beginning balance – January 1	$10,729	$28,372
Issuance of shares (1)	(8,440)	(17,452)
Contingent consideration payments	(404)	—
Loss (gain) on fair value remeasurement of contingent consideration (2)	2,919	(218)
Foreign currency translation adjustments	50	27

Ending balance – December 31	$4,854	$10,729

(1)
On February 21, 2023, the Company issued 1,677,920 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement. On February 2, 2022, the Company issued 2,701,576 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement.

(2)	Loss on fair value remeasurement of contingent consideration mainly relates to the Second Spectrum acquisition.
As of December 31, 2023, the Company had no transfers between levels of the fair value hierarchy of its assets or liabilities measured at fair value.